VIRTUS KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—93.1%
Communication Services—21.7%
Adevinta ASA Class B (Norway)(1)	4,447,414	$85,228
Ascential plc (United Kingdom)(1)	14,358,562	82,627
Auto Trader Group plc (United Kingdom)(1)	13,252,251	116,114
Baltic Classifieds Group plc (Lithuania)(1)(2)	33,809,131	83,715
CTS Eventim AG & Co. KGaA (Germany)(1)	422,124	26,378
Karnov Group AB Class B (Sweden)(2)	9,819,441	60,352
MarkLines Co., Ltd. (Japan)(2)	1,094,400	28,863
New Work SE (Germany)	238,135	74,828
Rightmove plc (United Kingdom)	11,657,449	104,721
		662,826

Consumer Discretionary—8.6%
Allegro.eu SA (Poland)(1)	846,885	14,574
Goldlion Holdings Ltd. (Hong Kong)	21,115,882	4,868
Max Stock Ltd. (Israel)(2)	8,210,861	31,104
Mercari, Inc. (Japan)(1)	1,291,800	68,605
Moneysupermarket.com Group plc (United Kingdom)	13,367,102	47,447
Redbubble Ltd. (Australia)(1)(2)	19,526,645	52,865
Victorian Plumbing Group plc (United Kingdom)(1)	10,881,777	44,857
		264,320

Consumer Staples—3.5%
Anhui Gujing Distillery Co., Ltd. Class B (China)	3,615,401	50,057
Heineken Malaysia Bhd (Malaysia)	9,795,500	55,684
		105,741

Energy—2.9%
Computer Modelling Group Ltd. (Canada)(2)	5,619,390	23,165
Pason Systems, Inc. (Canada)(2)	8,973,518	64,644
		87,809

Financials—16.4%
Cerved Group SpA (Italy)(1)	4,573,500	53,146
Euroz Ltd. (Australia)	6,426,441	8,338
Gruppo Mutuionline SpA (Italy)	1,547,597	73,769
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	750,501	79,553
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)(2)	5,218,095	85,175
Nordnet AB publ (Sweden)	2,127,128	35,903
Numis Corp. plc (United Kingdom)	5,237,820	25,721
Sabre Insurance Group plc (United Kingdom)(2)	19,452,454	68,617
VNV Global AB (Sweden)(1)(2)	6,505,411	72,480
		502,702

Health Care—4.5%
Haw Par Corp., Ltd. (Singapore)	9,702,927	98,855
Nakanishi, Inc. (Japan)	1,728,200	37,801
		136,656

Industrials—25.4%
Boa Vista Servicos SA (Brazil)	17,308,708	38,906
BTS Group AB Class B (Sweden)	955,915	36,413
CAE, Inc. (Canada)(1)	2,855,934	87,964
Enento Group Oyj (Finland)(2)	1,674,508	67,310
Golden Friends Corp. (Taiwan)	598,506	1,267
Haitian International Holdings Ltd. (Hong Kong)	9,692,211	32,518
	Shares	Value

Industrials—continued
HeadHunter Group plc ADR (Russia)(2)	3,251,204	$137,754
Howden Joinery Group plc (United Kingdom)	2,603,691	29,411
Kerry TJ Logistics Co., Ltd. (Taiwan)	11,088,000	27,539
Lumax International Corp., Ltd. (Taiwan)(2)	7,818,259	20,259
Marel HF (Iceland)	12,525,556	87,034
Meitec Corp. (Japan)	510,500	27,617
Rotork plc (United Kingdom)	7,189,122	33,852
S-1 Corp. (South Korea)	866,493	63,016
Voltronic Power Technology Corp. (Taiwan)	1,743,027	84,141
		775,001

Information Technology—9.0%
Alten SA (France)	557,686	73,931
Bouvet ASA (Norway)(2)	8,376,981	59,640
Brockhaus Capital Management AG (Germany)(1)(2)	761,996	20,691
FDM Group Holdings plc (United Kingdom)	2,599,590	36,679
Fineos Corp., Ltd. CDI (Australia)(1)(2)	16,352,455	47,828
SimCorp A/S (Denmark)	220,886	27,727
Webstep AS (Norway)(2)	3,119,279	10,071
		276,567

Materials—1.1%
Corp. Moctezuma SAB de C.V. (Mexico)	11,417,218	34,646
Total Common Stocks (Identified Cost $2,128,621)		2,846,268

Warrant—0.1%
Financials—0.1%
VNV Global AB (Sweden)(1)	1,738,308	3,240
Total Warrant (Identified Cost $0)		3,240

Total Long-Term Investments—93.2% (Identified Cost $2,128,621)		2,849,508

Short-Term Investment—9.0%
Money Market Mutual Fund—9.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	273,888,987	273,889
Total Short-Term Investment (Identified Cost $273,889)		273,889

TOTAL INVESTMENTS—102.2% (Identified Cost $2,402,510)		$3,123,397
Other assets and liabilities, net—(2.2)%		(67,140)
NET ASSETS—100.0%		$3,056,257

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depositary Interest
GDR	Global Depositary Receipt
JSC	Joint Stock Company

See Notes to Schedule of Investments

VIRTUS KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated company.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $79,553 or 2.6% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	22%
United States	9
Sweden	7
Canada	6
Japan	5
Norway	5
Russia	4
Other	42
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,846,268	$2,846,268
Warrant	3,240	3,240
Money Market Mutual Fund	273,889	273,889
Total Investments	$3,123,397	$3,123,397
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS KAR INTERNATIONAL SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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